Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 259,938	¥ 119,686	¥ 136,808
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	249,478	122,927	126,623
Loan commitments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	11,011	(9,771)
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ (551)	6,529
Investment securities [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets		¥ 1	¥ 10,185